Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,050,000
Previously Paid Amount	0.00
Total Fee Amount	4,149.90
Total Offset Amount	0.00
Net Fee	4,149.90
Narrative - Max Aggregate Offering Price	$ 30,050,000
Final Prospectus	true